DECOMMISSIONING OBLIGATIONS	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Asset Retirement Obligation Disclosure [Abstract]
DECOMMISSIONING OBLIGATIONS

5. DECOMMISSIONING OBLIGATIONS

The total future decommissioning obligations are based on the Company’s net ownership in wells and facilities, estimated costs to reclaim and abandon the wells and facilities, and the estimated timing of the costs to be incurred in future periods. The total undiscounted amount of estimated cash flows required to settle the Company’s obligations is approximately $2,245,388 as at June 30, 2022 (September 30, 2021 - $2,836,777) and expected to be incurred between 2031 to 2041. The estimated net present value of the decommissioning obligations was calculated using an inflation factor of 2.0% (2021 - 2.0%) and discounted using a risk-free rate of 2.02% (2021 - 1.93%) based on expected settlement date.

Changes to the decommissioning obligations are as follows:

	June 30, 2022	September 30, 2021

Decommissioning obligations, beginning of the year	$1,627,465	$792,814
Obligations acquired	-	784,418
Obligations derecognized	-	(140,704)
Change in estimates	-	234,331
Change in discount rate	-	(81,236)
Accretion expense	24,714	11,722
Foreign exchange movement	(7,008)	26,120
	$1,645,171	$1,627,465

During the year ended September 30, 2021, the Company derecognized $140,704 in decommissioning obligations as a result of an assignment of certain oil and gas interests. The decommissioning obligations were offset by the decommissioning provision of $127,510 and a gain of $13,194 was netted against the loss realized from the sale of properties.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NINE MONTHS ENDED JUNE 30, 2022

(UNAUDITED)

5. DECOMMISSIONING OBLIGATIONS

The total future decommissioning obligations are based on the Company’s net ownership in wells and facilities, estimated costs to reclaim and abandon the wells and facilities, and the estimated timing of the costs to be incurred in future periods. The total undiscounted amount of estimated cash flows required to settle the Company’s obligations is approximately $2,836,777 as at September 30, 2021 (2020 - $1,271,020) and expected to be incurred between 2031 to 2041. The estimated net present value of the decommissioning obligations was calculated using an inflation factor of 2.0% (2020 - 2.0%) and discounted using a risk-free rate of 2.02% (2020 - 1.93%) based on expected settlement date.

Changes to the decommissioning obligations are as follows:

	2021	2020

Decommissioning obligations, beginning of the year	$792,814	$2,382,573
Obligations acquired	784,418	-
Obligations derecognized	(140,704)	(116,192)
Change in estimates	234,331	-
Change in discount rate	(81,236)	295,152
Accretion expense	11,722	45,371
Reclassification to liabilities held for sale	-	(1,801,221)
Foreign exchange movement	26,120	(12,869)
	$1,627,465	$792,814

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2021 AND 2020

5.	DECOMMISSIONING OBLIGATIONS (cont’d…)

During the year ended September 30, 2021, the Company derecognized $140,704 (2020 - $116,192) in decommissioning obligations as a result of an assignment of certain oil and gas interests. The decommissioning obligations were offset by the decommissioning provision of $127,510 (2020 - $105,777) and a gain of $13,194 was netted against the loss realized from the sale of properties (2020 - a gain of $10,415 realized).